Revenue Recognition (Details) - Schedule of disaggregates revenue by geographic location, recognition pattern and service - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total	$ 4,290	$ 3,739	$ 21,197	$ 13,017
United States [Member]
Disaggregation of Revenue [Line Items]
Total	1,389	1,068	5,117	3,538
Japan [Member]
Disaggregation of Revenue [Line Items]
Total	927	1,033	3,797	3,496
Germany [Member]
Disaggregation of Revenue [Line Items]
Total	683	1,019	7,526	3,339
France [Member]
Disaggregation of Revenue [Line Items]
Total	459		2,616	618
Korea [Member]
Disaggregation of Revenue [Line Items]
Total	412	478	1,373	1,855
Other Location [Member]
Disaggregation of Revenue [Line Items]
Total	$ 420	$ 141	$ 768	$ 171